SHORT-TERM BORROWINGS AND LONG-TERM DEBT (Tables)	12 Months Ended
Mar. 31, 2012
Short-Term Borrowings

Short-term borrowings at March 31, 2011 and 2012 are comprised of the following:

	March 31,
	2011	2012
Average interest rates on loans from banks and others	0.66%	1.56%

	March 31,
	2011	2012
	(Yen in millions)
Secured	¥171	¥132
Unsecured	7,681	3,930

	¥7,852	¥4,062

Long-Term Debt

Long-term debt at March 31, 2011 and 2012 are comprised of the following:

	March 31,
	2011	2012
Range of interest rates on loans from banks and others	0.20%-11.60%	0.20%-11.60%

	March 31,
	2011	2012
	(Yen in millions)
Secured	¥33,138	¥30,036
Unsecured	2,087	1,771

	35,225	31,807
Less, portion due within one year	(10,687)	(10,610)

	¥24,538	¥21,197

Aggregate Maturities of Long-Term Debt	Aggregate maturities of long-term debt at March 31, 2012 are as follows:

Years ending March 31,	(Yen in millions)
2014	¥7,884
2015	6,889
2016	3,442
2017	1,601
2018 and thereafter	1,381

¥21,197

Assets Pledged as Collateral of Property, Plant and Equipment, Net of Accumulated Depreciation and Intangible Assets for Loans

Kyocera’s assets pledged as collateral of property, plant and equipment, net of accumulated depreciation and intangible assets for loans from banks at March 31, 2011 and 2012 are as follows:

	March 31,
	2011	2012
	(Yen in millions)
Trade account receivables	¥—	¥56
Property, plant and equipment, net of accumulated depreciation	1,893	4,556
Intangible assets	1,770	1,650